Adjusted Cash Flow and Free Cash Flow (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Adjusted Cash Flow and Free Cash Flow
Operating profit		£ 317	£ 347	£ 294
Depreciation and impairment of property, plant and equipment		148	128	132
Depreciation and impairment of leased assets		106	78	78
Amortisation and impairment of intangible assets (excluding computer software)		118	74	82
Amortisation and impairment of computer software		22	17	19
Other noncash items		8	6	(1)
Inventories		(4)	(3)	(23)
Contract costs		(10)	(5)	(2)
Trade and other receivables		37	59	(19)
Accrued income		(32)		2
Trade and other payables and provisions		(75)	(43)	78
Contract liabilities		81	11	13
Cash generated from operating activities		716	669	653
Purchase of property, plant and equipment		(153)	(128)	(130)
Purchase of intangible fixed assets		(37)	(32)	(23)
Capital element of lease payments and initial direct costs incurred		(104)	(88)	(83)
Proceeds from sale of property, plant and equipment		5	7	6
Cash impact of one-off and adjusting items		59	27	7
Dividends received from associates		4	4	12
Adjusted Cash Flow		490	459	442
Interest received		13	5	8
Interest paid	[1]	(52)	(42)	(49)
Income tax paid		(77)	(69)	(64)
Free Cash Flow		£ 374	£ 353	£ 337

[1]	Interest paid includes the interest element of lease payments of £10m (2021: £6m; 2020: £7m).